Accounting estimates and assumptions	12 Months Ended
Dec. 31, 2023
Accounting estimates and assumptions
Accounting estimates and assumptions

Note 4     Accounting estimates and assumptions

Estimates and assumptions are used in preparing financial statements. Although these estimates are based on management’s best knowledge of current events and actions, actual results may differ. Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The key estimates and assumptions used in these Consolidated Financial Statements are noted below:

●	The process of estimating reserves is complex. It requires significant judgements and decisions based on available geological, geophysical, engineering and economic data. The estimation of economically recoverable oil and natural gas reserves and related future net cash flows was performed based on the Reserve Report as of December 31, 2023, prepared by DeGolyer and MacNaughton Corp., an independent international oil and gas consulting firm based in Dallas, Texas, in line with the principles contained in the Society of Petroleum Engineers (SPE) and the Petroleum Resources Management Reporting System (PRMS) framework.

It incorporates many factors and assumptions including:

o	expected reservoir characteristics based on geological, geophysical and engineering assessments;
o	future production rates based on historical performance and expected future operating and investment activities;
o	future oil and gas prices and quality differentials;
o	assumed effects of regulation by governmental agencies;
o	tax rates by jurisdiction; and
o	future development and operating costs.

Management believes these factors and assumptions are reasonable based on the information available to them at the time of preparing the estimates. However, these estimates may change substantially as additional data from ongoing development activities and production performance becomes available and as economic conditions impacting oil and gas prices and costs change.

Such changes may impact the Group’s reported financial position and results, which include: (a) the carrying value of exploration and evaluation assets; oil and gas properties and other property, plant and equipment; may be affected due to changes in estimated future cash flows, (b) depreciation and amortization charges in the Consolidated Statement of Income may change where such charges are determined using the unit of production method, or where the useful life of the related assets change, (c) provisions for abandonment may require revision -where changes to reserves estimates affect expectations about when such activities will occur and the associated cost of these activities- and, (d) the recognition and carrying value of deferred income tax assets may change due to changes in the judgements regarding the existence of such assets and in estimates of the likely recovery of such assets.

●	Cash flows estimates for impairment assessments of non-financial assets require assumptions about three primary elements: future prices, reserves and discount rate. Estimates of future prices require significant judgments about highly uncertain future events. Historically, oil and gas prices have exhibited significant volatility. The Group’s forecasts for oil and gas revenues are based on prices derived from future price forecasts amongst industry analysts and internal assessments. Estimates of future cash flows are generally based on assumptions of long-term prices and operating and development costs. Given the significant assumptions required and the possibility that actual conditions may differ, management considers the assessment of impairment to be a critical accounting estimate (see Note 37).
●	The Group adopted the successful efforts method of accounting. The Management of the Group makes assessments and estimates regarding whether an exploration and evaluation asset should continue to be carried forward as such when insufficient information exists. This assessment is made on a quarterly basis considering the advice from qualified experts.

The application of the Group’s accounting policy for exploration and evaluation expenditure requires judgement to determine whether future economic benefits are likely from future either exploitation or sale, or whether activities have not reached a stage which permits a reasonable assessment of the existence of reserves. The determination of reserves and resources is, in itself, an estimation process that involves varying degrees of uncertainty depending on how the resources are classified. These estimates directly impact when the Group defers exploration and evaluation expenditure. The deferral policy requires management to make certain estimates and assumptions about future events and circumstances, in particular, whether an economically viable extraction operation can be established. Any such estimates and assumptions may change as new information becomes available. If, after expenditure is capitalized, information becomes available suggesting that the recovery of the expenditure is unlikely, the relevant capitalized amount is written-off in the Consolidated Statement of Income in the period when the new information becomes available.

●	Oil and gas assets held in property plant and equipment are mainly depreciated on a unit of production (“UOP”) basis at a rate calculated by reference to proven and probable reserves and incorporating the estimated future cost of developing and extracting those reserves. Future development costs are estimated using assumptions as to the numbers of wells required to produce those reserves, the cost of the wells and future production facilities. This results in a depreciation charge proportional to the depletion of the anticipated remaining production from the block.

The life of each item, which is assessed at least annually, has regard to both its physical life limitations and present assessments of economically recoverable reserves of the block at which the asset is located. These calculations require the use of estimates and assumptions, including the amount of recoverable reserves and estimates of future capital expenditure. The calculation of the UOP rate of depreciation will be impacted to the extent that actual production in the future is different from current forecast production based on total proved and probable reserves, or future capital expenditure estimates change. Changes to proved and probable reserves could arise due to changes in the factors or assumptions used in estimating reserves, including: (a) the effect on proved and probable reserves of differences between actual commodity prices and commodity price assumptions and (b) unforeseen operational issues.

●	Obligations related to the abandonment of wells once operations are terminated may result in the recognition of significant obligations. Estimating the future abandonment costs is difficult and requires management to make estimates and judgments because most of the obligations are many years in the future. Technologies and costs are constantly changing as well as political, environmental, safety and public relations considerations. The Group has adopted the following criterion for recognizing well plugging and abandonment related costs: the present value of future costs necessary for well plugging and abandonment is calculated for each area at the present value of the estimated future expenditure. The liabilities recognized are based upon estimated future abandonment costs, wells subject to abandonment, time to abandonment, and future inflation rates.

The expected timing, extent and amount of expenditure may also change, for example, in response to changes in oil and gas reserves or changes in laws and regulations or their interpretation. Therefore, significant estimates and assumptions are made in determining the provision for decommissioning. As a result, there could be significant adjustments to the provisions established which would affect future financial results.

The provision at reporting date represents management’s best estimate of the present value of the future abandonment costs required.

●	From time to time, the Group may be subject to various lawsuits, claims and proceedings that arise in the normal course of business, including employment, commercial, tax, environmental, safety and health matters. For example, from time to time, the Group receives notice of environmental, health and safety violations. Based on what the Group’s Management currently knows, such claims are not expected to have a material impact on the Consolidated Financial Statements.